Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gateway Trust
Entity Central Index Key	0001406305
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000146363
Shareholder Report [Line Items]
Fund Name	Gateway Equity Call Premium Fund
Class Name	Class A
Trading Symbol	GCPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$99	0.93%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Equity Call Premium Fund (the Fund) invests in a diversified US equity portfolio to track the S&P 500® Index and writes index call options against its full equity value. Over time, the Fund seeks total return with less risk than U.S. equity markets. Steady cash flow from index call option writing is important to the Fund’s return. The Fund’s written index call options often resemble characteristics to the single index call options present in the Cboe S&P 500 BuyWrite Index (the “BXM℠”). Unlike the passive BXM℠, the Fund uses an active strategy, diversifying expiration dates and strike prices across a portfolio of index call options.

Top Contributors to Performance

•The Fund's equity portfolio added to return during 2025.

•Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

•The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2025.

Top Detractors from Performance

•Written index call option positions detracted from return in 2025, as expected during periods of above-average market advance.

Investment Activity

The investment team actively managed the Fund’s index call option portfolio with a focus on weighted-average strike price and time to expiration. Adjustments were made to monetize heightened volatility levels and enhance cash flow while maintaining typical market exposure and risk. The Fund’s diversified and active index option writing approach generated risk-reducing cash flow, mitigating losses during market declines and supporting participation during advances.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	S&P 500® Index	Cboe S&P 500 BuyWrite Index
12/2015	$9,428	$10,000	$10,000
01/2016	$9,059	$9,504	$9,575
02/2016	$9,068	$9,491	$9,734
03/2016	$9,333	$10,135	$9,925
04/2016	$9,398	$10,174	$9,969
05/2016	$9,573	$10,357	$10,126
06/2016	$9,605	$10,384	$10,243
07/2016	$9,754	$10,766	$10,325
08/2016	$9,819	$10,782	$10,423
09/2016	$9,887	$10,784	$10,431
10/2016	$9,840	$10,587	$10,454
11/2016	$10,063	$10,979	$10,695
12/2016	$10,143	$11,196	$10,707
01/2017	$10,264	$11,408	$10,944
02/2017	$10,431	$11,861	$11,096
03/2017	$10,472	$11,875	$11,136
04/2017	$10,566	$11,997	$11,238
05/2017	$10,650	$12,166	$11,438
06/2017	$10,721	$12,242	$11,479
07/2017	$10,833	$12,494	$11,630
08/2017	$10,899	$12,532	$11,663
09/2017	$11,043	$12,790	$11,770
10/2017	$11,137	$13,089	$11,839
11/2017	$11,268	$13,490	$12,020
12/2017	$11,339	$13,640	$12,099
01/2018	$11,452	$14,421	$12,214
02/2018	$11,161	$13,890	$12,041
03/2018	$10,962	$13,537	$11,910
04/2018	$11,084	$13,589	$12,068
05/2018	$11,291	$13,916	$12,321
06/2018	$11,323	$14,002	$12,314
07/2018	$11,625	$14,523	$12,674
08/2018	$11,775	$14,996	$12,915
09/2018	$11,871	$15,081	$12,919
10/2018	$11,258	$14,050	$12,214
11/2018	$11,409	$14,337	$12,488
12/2018	$10,705	$13,042	$11,522
01/2019	$11,121	$14,087	$11,917
02/2019	$11,310	$14,540	$12,088
03/2019	$11,445	$14,822	$12,302
04/2019	$11,653	$15,422	$12,494
05/2019	$11,217	$14,442	$12,093
06/2019	$11,686	$15,460	$12,705
07/2019	$11,810	$15,682	$12,839
08/2019	$11,686	$15,434	$12,693
09/2019	$11,871	$15,723	$12,776
10/2019	$12,109	$16,063	$13,039
11/2019	$12,290	$16,646	$13,208
12/2019	$12,467	$17,149	$13,329
01/2020	$12,439	$17,142	$13,178
02/2020	$11,494	$15,731	$12,183
03/2020	$10,477	$13,788	$10,367
04/2020	$11,204	$15,555	$10,848
05/2020	$11,519	$16,296	$11,329
06/2020	$11,697	$16,620	$11,315
07/2020	$12,147	$17,558	$11,751
08/2020	$12,578	$18,820	$12,055
09/2020	$12,365	$18,105	$12,053
10/2020	$12,202	$17,623	$11,614
11/2020	$13,152	$19,552	$12,736
12/2020	$13,473	$20,304	$12,962
01/2021	$13,357	$20,099	$12,976
02/2021	$13,665	$20,653	$13,111
03/2021	$14,224	$21,558	$13,705
04/2021	$14,531	$22,708	$13,817
05/2021	$14,714	$22,867	$14,084
06/2021	$14,991	$23,401	$14,401
07/2021	$15,135	$23,956	$14,473
08/2021	$15,472	$24,685	$14,852
09/2021	$15,052	$23,537	$14,596
10/2021	$15,736	$25,186	$15,277
11/2021	$15,621	$25,011	$15,049
12/2021	$16,059	$26,132	$15,616
01/2022	$15,539	$24,780	$15,227
02/2022	$15,144	$24,038	$15,123
03/2022	$15,481	$24,931	$15,744
04/2022	$14,574	$22,757	$15,001
05/2022	$14,593	$22,798	$14,440
06/2022	$13,862	$20,916	$14,024
07/2022	$14,587	$22,845	$14,570
08/2022	$14,143	$21,913	$13,871
09/2022	$13,161	$19,895	$12,960
10/2022	$13,965	$21,506	$13,755
11/2022	$14,566	$22,708	$14,022
12/2022	$14,169	$21,399	$13,841
01/2023	$14,723	$22,744	$14,420
02/2023	$14,625	$22,189	$14,397
03/2023	$15,006	$23,004	$14,664
04/2023	$15,268	$23,363	$14,833
05/2023	$15,424	$23,464	$14,975
06/2023	$15,918	$25,015	$15,290
07/2023	$16,200	$25,818	$15,509
08/2023	$16,181	$25,407	$15,263
09/2023	$15,708	$24,196	$14,855
10/2023	$15,494	$23,687	$14,754
11/2023	$16,255	$25,850	$15,181
12/2023	$16,628	$27,025	$15,477
01/2024	$16,843	$27,479	$15,751
02/2024	$17,390	$28,946	$16,055
03/2024	$17,683	$29,878	$16,408
04/2024	$17,282	$28,657	$16,186
05/2024	$17,938	$30,078	$16,363
06/2024	$18,303	$31,157	$16,652
07/2024	$18,499	$31,537	$16,841
08/2024	$18,812	$32,302	$17,332
09/2024	$19,058	$32,992	$17,575
10/2024	$19,048	$32,692	$17,487
11/2024	$19,814	$34,611	$18,187
12/2024	$19,517	$33,786	$18,591
01/2025	$19,959	$34,727	$19,000
02/2025	$19,782	$34,274	$18,895
03/2025	$18,965	$32,343	$18,016
04/2025	$18,640	$32,124	$17,723
05/2025	$19,270	$34,146	$17,883
06/2025	$19,882	$35,882	$18,358
07/2025	$20,296	$36,687	$18,491
08/2025	$20,631	$37,431	$18,671
09/2025	$21,120	$38,797	$19,007
10/2025	$21,574	$39,706	$19,494
11/2025	$21,820	$39,803	$19,920
12/2025	$22,036	$39,827	$20,248

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 9/30/14
Class A at NAV	12.91%	10.34%	8.86%	8.20%
Class A with 5.75% MSCFootnote Reference1	6.42%	9.04%	8.22%	7.64%
S&P 500® Index	17.88%	14.42%	14.82%	-%
Cboe S&P 500 BuyWrite Index	8.91%	9.33%	7.31%	-%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 301,301,189
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 1,230,168
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$301,301,189
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	276
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,230,168

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.9%
Capital Markets	3.3%
Pharmaceuticals	3.3%
Banks	3.7%
Broadline Retail	4.0%
Financial Services	4.1%
Technology Hardware, Storage & Peripherals	7.2%
Interactive Media & Services	8.2%
Software	10.3%
Semiconductors & Semiconductor Equipment	14.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.8%
Apple, Inc.	6.9%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.9%
Alphabet, Inc., Class C	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class A	2.5%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000146364
Shareholder Report [Line Items]
Fund Name	Gateway Equity Call Premium Fund
Class Name	Class C
Trading Symbol	GCPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$178	1.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Equity Call Premium Fund (the Fund) invests in a diversified US equity portfolio to track the S&P 500® Index and writes index call options against its full equity value. Over time, the Fund seeks total return with less risk than U.S. equity markets. Steady cash flow from index call option writing is important to the Fund’s return. The Fund’s written index call options often resemble characteristics to the single index call options present in the Cboe S&P 500 BuyWrite Index (the “BXM℠”). Unlike the passive BXM℠, the Fund uses an active strategy, diversifying expiration dates and strike prices across a portfolio of index call options.

Top Contributors to Performance

•The Fund's equity portfolio added to return during 2025.

•Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

•The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2025.

Top Detractors from Performance

•Written index call option positions detracted from return in 2025, as expected during periods of above-average market advance.

Investment Activity

The investment team actively managed the Fund’s index call option portfolio with a focus on weighted-average strike price and time to expiration. Adjustments were made to monetize heightened volatility levels and enhance cash flow while maintaining typical market exposure and risk. The Fund’s diversified and active index option writing approach generated risk-reducing cash flow, mitigating losses during market declines and supporting participation during advances.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	S&P 500® Index	Cboe S&P 500 BuyWrite Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,609	$9,504	$9,575
02/2016	$9,618	$9,491	$9,734
03/2016	$9,882	$10,135	$9,925
04/2016	$9,951	$10,174	$9,969
05/2016	$10,127	$10,357	$10,126
06/2016	$10,161	$10,384	$10,243
07/2016	$10,308	$10,766	$10,325
08/2016	$10,367	$10,782	$10,423
09/2016	$10,424	$10,784	$10,431
10/2016	$10,375	$10,587	$10,454
11/2016	$10,601	$10,979	$10,695
12/2016	$10,685	$11,196	$10,707
01/2017	$10,812	$11,408	$10,944
02/2017	$10,970	$11,861	$11,096
03/2017	$11,003	$11,875	$11,136
04/2017	$11,102	$11,997	$11,238
05/2017	$11,180	$12,166	$11,438
06/2017	$11,252	$12,242	$11,479
07/2017	$11,360	$12,494	$11,630
08/2017	$11,429	$12,532	$11,663
09/2017	$11,570	$12,790	$11,770
10/2017	$11,658	$13,089	$11,839
11/2017	$11,796	$13,490	$12,020
12/2017	$11,855	$13,640	$12,099
01/2018	$11,973	$14,421	$12,214
02/2018	$11,658	$13,890	$12,041
03/2018	$11,435	$13,537	$11,910
04/2018	$11,562	$13,589	$12,068
05/2018	$11,769	$13,916	$12,321
06/2018	$11,801	$14,002	$12,314
07/2018	$12,107	$14,523	$12,674
08/2018	$12,254	$14,996	$12,915
09/2018	$12,346	$15,081	$12,919
10/2018	$11,696	$14,050	$12,214
11/2018	$11,853	$14,337	$12,488
12/2018	$11,115	$13,042	$11,522
01/2019	$11,538	$14,087	$11,917
02/2019	$11,725	$14,540	$12,088
03/2019	$11,856	$14,822	$12,302
04/2019	$12,063	$15,422	$12,494
05/2019	$11,610	$14,442	$12,093
06/2019	$12,083	$15,460	$12,705
07/2019	$12,201	$15,682	$12,839
08/2019	$12,063	$15,434	$12,693
09/2019	$12,251	$15,723	$12,776
10/2019	$12,488	$16,063	$13,039
11/2019	$12,675	$16,646	$13,208
12/2019	$12,843	$17,149	$13,329
01/2020	$12,803	$17,142	$13,178
02/2020	$11,828	$15,731	$12,183
03/2020	$10,766	$13,788	$10,367
04/2020	$11,506	$15,555	$10,848
05/2020	$11,831	$16,296	$11,329
06/2020	$12,005	$16,620	$11,315
07/2020	$12,459	$17,558	$11,751
08/2020	$12,893	$18,820	$12,055
09/2020	$12,666	$18,105	$12,053
10/2020	$12,488	$17,623	$11,614
11/2020	$13,455	$19,552	$12,736
12/2020	$13,771	$20,304	$12,962
01/2021	$13,642	$20,099	$12,976
02/2021	$13,958	$20,653	$13,111
03/2021	$14,512	$21,558	$13,705
04/2021	$14,818	$22,708	$13,817
05/2021	$15,005	$22,867	$14,084
06/2021	$15,272	$23,401	$14,401
07/2021	$15,410	$23,956	$14,473
08/2021	$15,735	$24,685	$14,852
09/2021	$15,301	$23,537	$14,596
10/2021	$15,992	$25,186	$15,277
11/2021	$15,864	$25,011	$15,049
12/2021	$16,288	$26,132	$15,616
01/2022	$15,755	$24,780	$15,227
02/2022	$15,351	$24,038	$15,123
03/2022	$15,686	$24,931	$15,744
04/2022	$14,759	$22,757	$15,001
05/2022	$14,759	$22,798	$14,440
06/2022	$14,009	$20,916	$14,024
07/2022	$14,739	$22,845	$14,570
08/2022	$14,275	$21,913	$13,871
09/2022	$13,279	$19,895	$12,960
10/2022	$14,088	$21,506	$13,755
11/2022	$14,680	$22,708	$14,022
12/2022	$14,274	$21,399	$13,841
01/2023	$14,817	$22,744	$14,420
02/2023	$14,709	$22,189	$14,397
03/2023	$15,080	$23,004	$14,664
04/2023	$15,337	$23,363	$14,833
05/2023	$15,495	$23,464	$14,975
06/2023	$15,979	$25,015	$15,290
07/2023	$16,245	$25,818	$15,509
08/2023	$16,216	$25,407	$15,263
09/2023	$15,732	$24,196	$14,855
10/2023	$15,505	$23,687	$14,754
11/2023	$16,255	$25,850	$15,181
12/2023	$16,621	$27,025	$15,477
01/2024	$16,835	$27,479	$15,751
02/2024	$17,382	$28,946	$16,055
03/2024	$17,675	$29,878	$16,408
04/2024	$17,274	$28,657	$16,186
05/2024	$17,930	$30,078	$16,363
06/2024	$18,295	$31,157	$16,652
07/2024	$18,491	$31,537	$16,841
08/2024	$18,804	$32,302	$17,332
09/2024	$19,050	$32,992	$17,575
10/2024	$19,040	$32,692	$17,487
11/2024	$19,805	$34,611	$18,187
12/2024	$19,508	$33,786	$18,591
01/2025	$19,950	$34,727	$19,000
02/2025	$19,774	$34,274	$18,895
03/2025	$18,957	$32,343	$18,016
04/2025	$18,632	$32,124	$17,723
05/2025	$19,262	$34,146	$17,883
06/2025	$19,874	$35,882	$18,358
07/2025	$20,287	$36,687	$18,491
08/2025	$20,622	$37,431	$18,671
09/2025	$21,111	$38,797	$19,007
10/2025	$21,564	$39,706	$19,494
11/2025	$21,811	$39,803	$19,920
12/2025	$22,026	$39,827	$20,248

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 9/30/14
Class C at NAV	12.09%	9.52%	8.22%	7.64%
Class C with 1.00% CDSCFootnote Reference1	11.09%	9.52%	8.22%	7.64%
S&P 500® Index	17.88%	14.42%	14.82%	-%
Cboe S&P 500 BuyWrite Index	8.91%	9.33%	7.31%	-%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 301,301,189
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 1,230,168
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$301,301,189
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	276
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,230,168

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.9%
Capital Markets	3.3%
Pharmaceuticals	3.3%
Banks	3.7%
Broadline Retail	4.0%
Financial Services	4.1%
Technology Hardware, Storage & Peripherals	7.2%
Interactive Media & Services	8.2%
Software	10.3%
Semiconductors & Semiconductor Equipment	14.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.8%
Apple, Inc.	6.9%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.9%
Alphabet, Inc., Class C	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class A	2.5%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190731
Shareholder Report [Line Items]
Fund Name	Gateway Equity Call Premium Fund
Class Name	Class N
Trading Symbol	GCPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$67	0.63%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Equity Call Premium Fund (the Fund) invests in a diversified US equity portfolio to track the S&P 500® Index and writes index call options against its full equity value. Over time, the Fund seeks total return with less risk than U.S. equity markets. Steady cash flow from index call option writing is important to the Fund’s return. The Fund’s written index call options often resemble characteristics to the single index call options present in the Cboe S&P 500 BuyWrite Index (the “BXM℠”). Unlike the passive BXM℠, the Fund uses an active strategy, diversifying expiration dates and strike prices across a portfolio of index call options.

Top Contributors to Performance

•The Fund's equity portfolio added to return during 2025.

•Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

•The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2025.

Top Detractors from Performance

•Written index call option positions detracted from return in 2025, as expected during periods of above-average market advance.

Investment Activity

The investment team actively managed the Fund’s index call option portfolio with a focus on weighted-average strike price and time to expiration. Adjustments were made to monetize heightened volatility levels and enhance cash flow while maintaining typical market exposure and risk. The Fund’s diversified and active index option writing approach generated risk-reducing cash flow, mitigating losses during market declines and supporting participation during advances.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	S&P 500® Index	Cboe S&P 500 BuyWrite Index
05/2017	$10,000	$10,000	$10,000
05/2017	$10,071	$10,123	$10,171
06/2017	$10,144	$10,186	$10,207
07/2017	$10,250	$10,396	$10,342
08/2017	$10,321	$10,428	$10,370
09/2017	$10,456	$10,643	$10,466
10/2017	$10,554	$10,891	$10,527
11/2017	$10,678	$11,225	$10,688
12/2017	$10,750	$11,350	$10,758
01/2018	$10,857	$12,000	$10,860
02/2018	$10,581	$11,557	$10,706
03/2018	$10,394	$11,264	$10,590
04/2018	$10,510	$11,307	$10,731
05/2018	$10,715	$11,579	$10,956
06/2018	$10,754	$11,651	$10,949
07/2018	$11,032	$12,084	$11,270
08/2018	$11,184	$12,478	$11,484
09/2018	$11,278	$12,549	$11,487
10/2018	$10,695	$11,691	$10,860
11/2018	$10,838	$11,929	$11,104
12/2018	$10,178	$10,852	$10,245
01/2019	$10,574	$11,722	$10,597
02/2019	$10,753	$12,098	$10,749
03/2019	$10,880	$12,333	$10,938
04/2019	$11,079	$12,833	$11,110
05/2019	$10,673	$12,017	$10,753
06/2019	$11,119	$12,864	$11,297
07/2019	$11,245	$13,049	$11,416
08/2019	$11,119	$12,842	$11,287
09/2019	$11,303	$13,083	$11,360
10/2019	$11,530	$13,366	$11,594
11/2019	$11,711	$13,851	$11,744
12/2019	$11,881	$14,269	$11,852
01/2020	$11,853	$14,264	$11,718
02/2020	$10,953	$13,090	$10,833
03/2020	$9,991	$11,473	$9,218
04/2020	$10,685	$12,944	$9,646
05/2020	$10,986	$13,560	$10,073
06/2020	$11,156	$13,830	$10,061
07/2020	$11,586	$14,609	$10,448
08/2020	$12,007	$15,660	$10,719
09/2020	$11,804	$15,065	$10,717
10/2020	$11,658	$14,664	$10,327
11/2020	$12,566	$16,269	$11,324
12/2020	$12,874	$16,895	$11,525
01/2021	$12,764	$16,724	$11,538
02/2021	$13,067	$17,185	$11,658
03/2021	$13,603	$17,938	$12,186
04/2021	$13,897	$18,895	$12,286
05/2021	$14,081	$19,027	$12,524
06/2021	$14,348	$19,471	$12,805
07/2021	$14,486	$19,934	$12,869
08/2021	$14,808	$20,540	$13,206
09/2021	$14,417	$19,585	$12,979
10/2021	$15,072	$20,957	$13,584
11/2021	$14,971	$20,812	$13,381
12/2021	$15,384	$21,744	$13,885
01/2022	$14,894	$20,619	$13,540
02/2022	$14,523	$20,002	$13,447
03/2022	$14,848	$20,744	$13,999
04/2022	$13,977	$18,935	$13,338
05/2022	$13,995	$18,970	$12,840
06/2022	$13,295	$17,404	$12,470
07/2022	$14,001	$19,009	$12,956
08/2022	$13,574	$18,234	$12,334
09/2022	$12,642	$16,555	$11,524
10/2022	$13,416	$17,895	$12,230
11/2022	$13,993	$18,895	$12,468
12/2022	$13,614	$17,806	$12,307
01/2023	$14,155	$18,925	$12,822
02/2023	$14,062	$18,463	$12,801
03/2023	$14,428	$19,141	$13,039
04/2023	$14,681	$19,440	$13,189
05/2023	$14,850	$19,524	$13,316
06/2023	$15,318	$20,815	$13,595
07/2023	$15,591	$21,483	$13,790
08/2023	$15,581	$21,141	$13,572
09/2023	$15,128	$20,133	$13,209
10/2023	$14,930	$19,710	$13,119
11/2023	$15,665	$21,510	$13,499
12/2023	$16,028	$22,487	$13,762
01/2024	$16,236	$22,865	$14,005
02/2024	$16,774	$24,086	$14,276
03/2024	$17,058	$24,861	$14,590
04/2024	$16,680	$23,845	$14,392
05/2024	$17,314	$25,028	$14,549
06/2024	$17,670	$25,926	$14,807
07/2024	$17,859	$26,241	$14,975
08/2024	$18,172	$26,878	$15,411
09/2024	$18,413	$27,452	$15,627
10/2024	$18,404	$27,203	$15,549
11/2024	$19,145	$28,800	$16,172
12/2024	$18,863	$28,113	$16,531
01/2025	$19,291	$28,896	$16,895
02/2025	$19,139	$28,519	$16,801
03/2025	$18,350	$26,912	$16,020
04/2025	$18,045	$26,730	$15,759
05/2025	$18,646	$28,412	$15,902
06/2025	$19,244	$29,857	$16,324
07/2025	$19,655	$30,527	$16,442
08/2025	$19,979	$31,146	$16,602
09/2025	$20,469	$32,283	$16,900
10/2025	$20,909	$33,039	$17,334
11/2025	$21,149	$33,120	$17,712
12/2025	$21,366	$33,140	$18,004

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	13.27%	10.66%	9.15%
S&P 500® Index	17.88%	14.42%	14.77%
Cboe S&P 500 BuyWrite Index	8.91%	9.33%	7.02%

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 301,301,189
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 1,230,168
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$301,301,189
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	276
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,230,168

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.9%
Capital Markets	3.3%
Pharmaceuticals	3.3%
Banks	3.7%
Broadline Retail	4.0%
Financial Services	4.1%
Technology Hardware, Storage & Peripherals	7.2%
Interactive Media & Services	8.2%
Software	10.3%
Semiconductors & Semiconductor Equipment	14.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.8%
Apple, Inc.	6.9%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.9%
Alphabet, Inc., Class C	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class A	2.5%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000146365
Shareholder Report [Line Items]
Fund Name	Gateway Equity Call Premium Fund
Class Name	Class Y
Trading Symbol	GCPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$72	0.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Equity Call Premium Fund (the Fund) invests in a diversified US equity portfolio to track the S&P 500® Index and writes index call options against its full equity value. Over time, the Fund seeks total return with less risk than U.S. equity markets. Steady cash flow from index call option writing is important to the Fund’s return. The Fund’s written index call options often resemble characteristics to the single index call options present in the Cboe S&P 500 BuyWrite Index (the “BXM℠”). Unlike the passive BXM℠, the Fund uses an active strategy, diversifying expiration dates and strike prices across a portfolio of index call options.

Top Contributors to Performance

•The Fund's equity portfolio added to return during 2025.

•Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

•The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2025.

Top Detractors from Performance

•Written index call option positions detracted from return in 2025, as expected during periods of above-average market advance.

Investment Activity

The investment team actively managed the Fund’s index call option portfolio with a focus on weighted-average strike price and time to expiration. Adjustments were made to monetize heightened volatility levels and enhance cash flow while maintaining typical market exposure and risk. The Fund’s diversified and active index option writing approach generated risk-reducing cash flow, mitigating losses during market declines and supporting participation during advances.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	S&P 500® Index	Cboe S&P 500 BuyWrite Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,618	$9,504	$9,575
02/2016	$9,628	$9,491	$9,734
03/2016	$9,904	$10,135	$9,925
04/2016	$9,983	$10,174	$9,969
05/2016	$10,169	$10,357	$10,126
06/2016	$10,209	$10,384	$10,243
07/2016	$10,367	$10,766	$10,325
08/2016	$10,436	$10,782	$10,423
09/2016	$10,505	$10,784	$10,431
10/2016	$10,456	$10,587	$10,454
11/2016	$10,703	$10,979	$10,695
12/2016	$10,783	$11,196	$10,707
01/2017	$10,922	$11,408	$10,944
02/2017	$11,090	$11,861	$11,096
03/2017	$11,141	$11,875	$11,136
04/2017	$11,250	$11,997	$11,238
05/2017	$11,340	$12,166	$11,438
06/2017	$11,411	$12,242	$11,479
07/2017	$11,540	$12,494	$11,630
08/2017	$11,620	$12,532	$11,663
09/2017	$11,771	$12,790	$11,770
10/2017	$11,871	$13,089	$11,839
11/2017	$12,020	$13,490	$12,020
12/2017	$12,100	$13,640	$12,099
01/2018	$12,220	$14,421	$12,214
02/2018	$11,910	$13,890	$12,041
03/2018	$11,699	$13,537	$11,910
04/2018	$11,829	$13,589	$12,068
05/2018	$12,060	$13,916	$12,321
06/2018	$12,092	$14,002	$12,314
07/2018	$12,414	$14,523	$12,674
08/2018	$12,585	$14,996	$12,915
09/2018	$12,689	$15,081	$12,919
10/2018	$12,034	$14,050	$12,214
11/2018	$12,195	$14,337	$12,488
12/2018	$11,451	$13,042	$11,522
01/2019	$11,896	$14,087	$11,917
02/2019	$12,098	$14,540	$12,088
03/2019	$12,239	$14,822	$12,302
04/2019	$12,473	$15,422	$12,494
05/2019	$12,006	$14,442	$12,093
06/2019	$12,516	$15,460	$12,705
07/2019	$12,648	$15,682	$12,839
08/2019	$12,516	$15,434	$12,693
09/2019	$12,712	$15,723	$12,776
10/2019	$12,977	$16,063	$13,039
11/2019	$13,171	$16,646	$13,208
12/2019	$13,360	$17,149	$13,329
01/2020	$13,339	$17,142	$13,178
02/2020	$12,326	$15,731	$12,183
03/2020	$11,233	$13,788	$10,367
04/2020	$12,013	$15,555	$10,848
05/2020	$12,362	$16,296	$11,329
06/2020	$12,552	$16,620	$11,315
07/2020	$13,036	$17,558	$11,751
08/2020	$13,499	$18,820	$12,055
09/2020	$13,279	$18,105	$12,053
10/2020	$13,114	$17,623	$11,614
11/2020	$14,135	$19,552	$12,736
12/2020	$14,480	$20,304	$12,962
01/2021	$14,356	$20,099	$12,976
02/2021	$14,696	$20,653	$13,111
03/2021	$15,297	$21,558	$13,705
04/2021	$15,628	$22,708	$13,817
05/2021	$15,834	$22,867	$14,084
06/2021	$16,132	$23,401	$14,401
07/2021	$16,287	$23,956	$14,473
08/2021	$16,650	$24,685	$14,852
09/2021	$16,208	$23,537	$14,596
10/2021	$16,944	$25,186	$15,277
11/2021	$16,830	$25,011	$15,049
12/2021	$17,293	$26,132	$15,616
01/2022	$16,742	$24,780	$15,227
02/2022	$16,326	$24,038	$15,123
03/2022	$16,690	$24,931	$15,744
04/2022	$15,721	$22,757	$15,001
05/2022	$15,732	$22,798	$14,440
06/2022	$14,954	$20,916	$14,024
07/2022	$15,737	$22,845	$14,570
08/2022	$15,257	$21,913	$13,871
09/2022	$14,208	$19,895	$12,960
10/2022	$15,076	$21,506	$13,755
11/2022	$15,725	$22,708	$14,022
12/2022	$15,307	$21,399	$13,841
01/2023	$15,905	$22,744	$14,420
02/2023	$15,800	$22,189	$14,397
03/2023	$16,210	$23,004	$14,664
04/2023	$16,494	$23,363	$14,833
05/2023	$16,683	$23,464	$14,975
06/2023	$17,218	$25,015	$15,290
07/2023	$17,513	$25,818	$15,509
08/2023	$17,503	$25,407	$15,263
09/2023	$16,992	$24,196	$14,855
10/2023	$16,770	$23,687	$14,754
11/2023	$17,594	$25,850	$15,181
12/2023	$18,000	$27,025	$15,477
01/2024	$18,233	$27,479	$15,751
02/2024	$18,837	$28,946	$16,055
03/2024	$19,154	$29,878	$16,408
04/2024	$18,729	$28,657	$16,186
05/2024	$19,441	$30,078	$16,363
06/2024	$19,848	$31,157	$16,652
07/2024	$20,050	$31,537	$16,841
08/2024	$20,401	$32,302	$17,332
09/2024	$20,670	$32,992	$17,575
10/2024	$20,659	$32,692	$17,487
11/2024	$21,501	$34,611	$18,187
12/2024	$21,181	$33,786	$18,591
01/2025	$21,662	$34,727	$19,000
02/2025	$21,480	$34,274	$18,895
03/2025	$20,593	$32,343	$18,016
04/2025	$20,251	$32,124	$17,723
05/2025	$20,925	$34,146	$17,883
06/2025	$21,593	$35,882	$18,358
07/2025	$22,054	$36,687	$18,491
08/2025	$22,418	$37,431	$18,671
09/2025	$22,965	$38,797	$19,007
10/2025	$23,459	$39,706	$19,494
11/2025	$23,737	$39,803	$19,920
12/2025	$23,978	$39,827	$20,248

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 9/30/14
Class Y	13.20%	10.61%	9.14%	8.48%
S&P 500® Index	17.88%	14.42%	14.82%	-%
Cboe S&P 500 BuyWrite Index	8.91%	9.33%	7.31%	-%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 301,301,189
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 1,230,168
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$301,301,189
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	276
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,230,168

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.9%
Capital Markets	3.3%
Pharmaceuticals	3.3%
Banks	3.7%
Broadline Retail	4.0%
Financial Services	4.1%
Technology Hardware, Storage & Peripherals	7.2%
Interactive Media & Services	8.2%
Software	10.3%
Semiconductors & Semiconductor Equipment	14.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.8%
Apple, Inc.	6.9%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.9%
Alphabet, Inc., Class C	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class A	2.5%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000052969
Shareholder Report [Line Items]
Fund Name	Gateway Fund
Class Name	Class A
Trading Symbol	GATEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gateway Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$99	0.94%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Fund invests in a diversified portfolio of US equities to track the S&P 500® Index. It sells index call options against the full underlying equity portfolio then uses some of the cash flow to buy protective index put options. The net premium-to-earn significantly influences the Fund’s market participation. Over time, the Fund seeks to capture a majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Top Contributors to Performance

•The Fund's equity portfolio positively contributed to return during 2025.

•Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

•The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2025.

Top Detractors from Performance

•Written index call option and purchased index put option positions detracted from return in 2025, as expected during periods of above-average market advance.

Investment Activity

The investment team actively managed the index option portfolios, focusing on the weighted-average strike price and time to expiration. In March and April, as the market selloff intensified, the team reduced index put option coverage to monetize higher volatility. As the market recovered, the team gradually restored index put option coverage in May. Adjustments in 2025 aimed to enhance cash flow and maintain typical market exposure and risk levels.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
12/2015	$9,426	$10,000	$10,000
01/2016	$9,134	$9,504	$10,138
02/2016	$9,185	$9,491	$10,210
03/2016	$9,367	$10,135	$10,303
04/2016	$9,402	$10,174	$10,343
05/2016	$9,510	$10,357	$10,345
06/2016	$9,546	$10,384	$10,531
07/2016	$9,636	$10,766	$10,598
08/2016	$9,700	$10,782	$10,586
09/2016	$9,730	$10,784	$10,580
10/2016	$9,708	$10,587	$10,499
11/2016	$9,859	$10,979	$10,250
12/2016	$9,919	$11,196	$10,265
01/2017	$10,018	$11,408	$10,285
02/2017	$10,154	$11,861	$10,354
03/2017	$10,194	$11,875	$10,349
04/2017	$10,288	$11,997	$10,428
05/2017	$10,352	$12,166	$10,509
06/2017	$10,410	$12,242	$10,498
07/2017	$10,504	$12,494	$10,543
08/2017	$10,559	$12,532	$10,638
09/2017	$10,666	$12,790	$10,587
10/2017	$10,738	$13,089	$10,593
11/2017	$10,832	$13,490	$10,580
12/2017	$10,877	$13,640	$10,628
01/2018	$10,968	$14,421	$10,506
02/2018	$10,773	$13,890	$10,406
03/2018	$10,595	$13,537	$10,473
04/2018	$10,670	$13,589	$10,395
05/2018	$10,833	$13,916	$10,469
06/2018	$10,855	$14,002	$10,456
07/2018	$11,077	$14,523	$10,459
08/2018	$11,201	$14,996	$10,526
09/2018	$11,243	$15,081	$10,458
10/2018	$10,794	$14,050	$10,376
11/2018	$10,882	$14,337	$10,438
12/2018	$10,400	$13,042	$10,630
01/2019	$10,695	$14,087	$10,742
02/2019	$10,827	$14,540	$10,736
03/2019	$10,914	$14,822	$10,942
04/2019	$11,023	$15,422	$10,945
05/2019	$10,667	$14,442	$11,139
06/2019	$11,004	$15,460	$11,279
07/2019	$11,080	$15,682	$11,304
08/2019	$11,014	$15,434	$11,597
09/2019	$11,133	$15,723	$11,535
10/2019	$11,289	$16,063	$11,570
11/2019	$11,428	$16,646	$11,564
12/2019	$11,527	$17,149	$11,556
01/2020	$11,497	$17,142	$11,778
02/2020	$10,956	$15,731	$11,990
03/2020	$10,368	$13,788	$11,920
04/2020	$10,854	$15,555	$12,132
05/2020	$11,098	$16,296	$12,188
06/2020	$11,227	$16,620	$12,265
07/2020	$11,505	$17,558	$12,448
08/2020	$11,805	$18,820	$12,348
09/2020	$11,588	$18,105	$12,341
10/2020	$11,450	$17,623	$12,286
11/2020	$12,100	$19,552	$12,406
12/2020	$12,325	$20,304	$12,424
01/2021	$12,251	$20,099	$12,334
02/2021	$12,436	$20,653	$12,156
03/2021	$12,716	$21,558	$12,005
04/2021	$12,941	$22,708	$12,099
05/2021	$13,042	$22,867	$12,139
06/2021	$13,217	$23,401	$12,224
07/2021	$13,311	$23,956	$12,361
08/2021	$13,469	$24,685	$12,337
09/2021	$13,149	$23,537	$12,231
10/2021	$13,570	$25,186	$12,227
11/2021	$13,483	$25,011	$12,263
12/2021	$13,711	$26,132	$12,232
01/2022	$13,404	$24,780	$11,968
02/2022	$13,118	$24,038	$11,835
03/2022	$13,266	$24,931	$11,506
04/2022	$12,636	$22,757	$11,069
05/2022	$12,565	$22,798	$11,141
06/2022	$11,990	$20,916	$10,966
07/2022	$12,497	$22,845	$11,234
08/2022	$12,199	$21,913	$10,917
09/2022	$11,520	$19,895	$10,445
10/2022	$12,027	$21,506	$10,310
11/2022	$12,420	$22,708	$10,689
12/2022	$12,057	$21,399	$10,641
01/2023	$12,437	$22,744	$10,968
02/2023	$12,335	$22,189	$10,684
03/2023	$12,676	$23,004	$10,956
04/2023	$12,869	$23,363	$11,022
05/2023	$13,046	$23,464	$10,902
06/2023	$13,404	$25,015	$10,863
07/2023	$13,564	$25,818	$10,856
08/2023	$13,533	$25,407	$10,786
09/2023	$13,197	$24,196	$10,512
10/2023	$13,057	$23,687	$10,346
11/2023	$13,572	$25,850	$10,815
12/2023	$13,798	$27,025	$11,229
01/2024	$13,945	$27,479	$11,198
02/2024	$14,306	$28,946	$11,040
03/2024	$14,525	$29,878	$11,142
04/2024	$14,190	$28,657	$10,860
05/2024	$14,645	$30,078	$11,044
06/2024	$14,958	$31,157	$11,149
07/2024	$15,026	$31,537	$11,409
08/2024	$15,396	$32,302	$11,573
09/2024	$15,565	$32,992	$11,728
10/2024	$15,554	$32,692	$11,437
11/2024	$16,147	$34,611	$11,558
12/2024	$15,878	$33,786	$11,369
01/2025	$16,149	$34,727	$11,430
02/2025	$16,036	$34,274	$11,681
03/2025	$15,486	$32,343	$11,685
04/2025	$15,500	$32,124	$11,731
05/2025	$15,987	$34,146	$11,647
06/2025	$16,361	$35,882	$11,826
07/2025	$16,588	$36,687	$11,795
08/2025	$16,832	$37,431	$11,936
09/2025	$17,141	$38,797	$12,067
10/2025	$17,440	$39,706	$12,142
11/2025	$17,516	$39,803	$12,217
12/2025	$17,559	$39,827	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 2/15/08
Class A at NAV	10.59%	7.34%	6.42%	7.32%
Class A with 5.75% MSCFootnote Reference1	4.22%	6.07%	5.79%	7.18%
S&P 500® Index	17.88%	14.42%	14.82%	-%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Performance Inception Date	Feb. 15, 2008
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 7,143,494,060
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 38,433,569
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,143,494,060
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	217
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$38,433,569

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.8%
Pharmaceuticals	3.4%
Financial Services	4.2%
Broadline Retail	4.3%
Banks	4.3%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	8.6%
Software	9.8%
Semiconductors & Semiconductor Equipment	14.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	8.0%
Apple, Inc.	7.3%
Microsoft Corp.	6.7%
Alphabet, Inc., Class C	4.7%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	2.9%
Meta Platforms, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000052970
Shareholder Report [Line Items]
Fund Name	Gateway Fund
Class Name	Class C
Trading Symbol	GTECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gateway Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$178	1.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Fund invests in a diversified portfolio of US equities to track the S&P 500® Index. It sells index call options against the full underlying equity portfolio then uses some of the cash flow to buy protective index put options. The net premium-to-earn significantly influences the Fund’s market participation. Over time, the Fund seeks to capture a majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Top Contributors to Performance

•The Fund's equity portfolio positively contributed to return during 2025.

•Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

•The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2025.

Top Detractors from Performance

•Written index call option and purchased index put option positions detracted from return in 2025, as expected during periods of above-average market advance.

Investment Activity

The investment team actively managed the index option portfolios, focusing on the weighted-average strike price and time to expiration. In March and April, as the market selloff intensified, the team reduced index put option coverage to monetize higher volatility. As the market recovered, the team gradually restored index put option coverage in May. Adjustments in 2025 aimed to enhance cash flow and maintain typical market exposure and risk levels.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,683	$9,504	$10,138
02/2016	$9,730	$9,491	$10,210
03/2016	$9,915	$10,135	$10,303
04/2016	$9,949	$10,174	$10,343
05/2016	$10,054	$10,357	$10,345
06/2016	$10,087	$10,384	$10,531
07/2016	$10,179	$10,766	$10,598
08/2016	$10,236	$10,782	$10,586
09/2016	$10,266	$10,784	$10,580
10/2016	$10,232	$10,587	$10,499
11/2016	$10,385	$10,979	$10,250
12/2016	$10,442	$11,196	$10,265
01/2017	$10,541	$11,408	$10,285
02/2017	$10,677	$11,861	$10,354
03/2017	$10,713	$11,875	$10,349
04/2017	$10,801	$11,997	$10,428
05/2017	$10,866	$12,166	$10,509
06/2017	$10,916	$12,242	$10,498
07/2017	$11,008	$12,494	$10,543
08/2017	$11,059	$12,532	$10,638
09/2017	$11,165	$12,790	$10,587
10/2017	$11,233	$13,089	$10,593
11/2017	$11,325	$13,490	$10,580
12/2017	$11,366	$13,640	$10,628
01/2018	$11,451	$14,421	$10,506
02/2018	$11,243	$13,890	$10,406
03/2018	$11,050	$13,537	$10,473
04/2018	$11,122	$13,589	$10,395
05/2018	$11,283	$13,916	$10,469
06/2018	$11,297	$14,002	$10,456
07/2018	$11,522	$14,523	$10,459
08/2018	$11,642	$14,996	$10,526
09/2018	$11,680	$15,081	$10,458
10/2018	$11,208	$14,050	$10,376
11/2018	$11,291	$14,337	$10,438
12/2018	$10,781	$13,042	$10,630
01/2019	$11,082	$14,087	$10,742
02/2019	$11,212	$14,540	$10,736
03/2019	$11,296	$14,822	$10,942
04/2019	$11,402	$15,422	$10,945
05/2019	$11,028	$14,442	$11,139
06/2019	$11,367	$15,460	$11,279
07/2019	$11,439	$15,682	$11,304
08/2019	$11,363	$15,434	$11,597
09/2019	$11,477	$15,723	$11,535
10/2019	$11,629	$16,063	$11,570
11/2019	$11,766	$16,646	$11,564
12/2019	$11,861	$17,149	$11,556
01/2020	$11,824	$17,142	$11,778
02/2020	$11,260	$15,731	$11,990
03/2020	$10,648	$13,788	$11,920
04/2020	$11,143	$15,555	$12,132
05/2020	$11,387	$16,296	$12,188
06/2020	$11,508	$16,620	$12,265
07/2020	$11,787	$17,558	$12,448
08/2020	$12,086	$18,820	$12,348
09/2020	$11,856	$18,105	$12,341
10/2020	$11,708	$17,623	$12,286
11/2020	$12,365	$19,552	$12,406
12/2020	$12,588	$20,304	$12,424
01/2021	$12,502	$20,099	$12,334
02/2021	$12,685	$20,653	$12,156
03/2021	$12,963	$21,558	$12,005
04/2021	$13,183	$22,708	$12,099
05/2021	$13,276	$22,867	$12,139
06/2021	$13,448	$23,401	$12,224
07/2021	$13,534	$23,956	$12,361
08/2021	$13,685	$24,685	$12,337
09/2021	$13,352	$23,537	$12,231
10/2021	$13,771	$25,186	$12,227
11/2021	$13,675	$25,011	$12,263
12/2021	$13,899	$26,132	$12,232
01/2022	$13,575	$24,780	$11,968
02/2022	$13,280	$24,038	$11,835
03/2022	$13,417	$24,931	$11,506
04/2022	$12,771	$22,757	$11,069
05/2022	$12,695	$22,798	$11,141
06/2022	$12,103	$20,916	$10,966
07/2022	$12,609	$22,845	$11,234
08/2022	$12,303	$21,913	$10,917
09/2022	$11,608	$19,895	$10,445
10/2022	$12,110	$21,506	$10,310
11/2022	$12,499	$22,708	$10,689
12/2022	$12,127	$21,399	$10,641
01/2023	$12,499	$22,744	$10,968
02/2023	$12,389	$22,189	$10,684
03/2023	$12,722	$23,004	$10,956
04/2023	$12,911	$23,363	$11,022
05/2023	$13,080	$23,464	$10,902
06/2023	$13,427	$25,015	$10,863
07/2023	$13,579	$25,818	$10,856
08/2023	$13,541	$25,407	$10,786
09/2023	$13,197	$24,196	$10,512
10/2023	$13,049	$23,687	$10,346
11/2023	$13,554	$25,850	$10,815
12/2023	$13,771	$27,025	$11,229
01/2024	$13,918	$27,479	$11,198
02/2024	$14,279	$28,946	$11,040
03/2024	$14,497	$29,878	$11,142
04/2024	$14,163	$28,657	$10,860
05/2024	$14,617	$30,078	$11,044
06/2024	$14,929	$31,157	$11,149
07/2024	$14,997	$31,537	$11,409
08/2024	$15,366	$32,302	$11,573
09/2024	$15,535	$32,992	$11,728
10/2024	$15,524	$32,692	$11,437
11/2024	$16,116	$34,611	$11,558
12/2024	$15,847	$33,786	$11,369
01/2025	$16,118	$34,727	$11,430
02/2025	$16,005	$34,274	$11,681
03/2025	$15,456	$32,343	$11,685
04/2025	$15,470	$32,124	$11,731
05/2025	$15,956	$34,146	$11,647
06/2025	$16,330	$35,882	$11,826
07/2025	$16,556	$36,687	$11,795
08/2025	$16,799	$37,431	$11,936
09/2025	$17,108	$38,797	$12,067
10/2025	$17,407	$39,706	$12,142
11/2025	$17,482	$39,803	$12,217
12/2025	$17,525	$39,827	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 2/15/08
Class C at NAV	9.72%	6.51%	5.77%	6.86%
Class C with 1.00% CDSCFootnote Reference1	8.72%	6.51%	5.77%	6.86%
S&P 500® Index	17.88%	14.42%	14.82%	-%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Performance Inception Date	Feb. 15, 2008
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 7,143,494,060
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 38,433,569
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,143,494,060
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	217
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$38,433,569

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.8%
Pharmaceuticals	3.4%
Financial Services	4.2%
Broadline Retail	4.3%
Banks	4.3%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	8.6%
Software	9.8%
Semiconductors & Semiconductor Equipment	14.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	8.0%
Apple, Inc.	7.3%
Microsoft Corp.	6.7%
Alphabet, Inc., Class C	4.7%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	2.9%
Meta Platforms, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190730
Shareholder Report [Line Items]
Fund Name	Gateway Fund
Class Name	Class N
Trading Symbol	GTENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gateway Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$69	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Fund invests in a diversified portfolio of US equities to track the S&P 500® Index. It sells index call options against the full underlying equity portfolio then uses some of the cash flow to buy protective index put options. The net premium-to-earn significantly influences the Fund’s market participation. Over time, the Fund seeks to capture a majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Top Contributors to Performance

•The Fund's equity portfolio positively contributed to return during 2025.

•Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

•The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2025.

Top Detractors from Performance

•Written index call option and purchased index put option positions detracted from return in 2025, as expected during periods of above-average market advance.

Investment Activity

The investment team actively managed the index option portfolios, focusing on the weighted-average strike price and time to expiration. In March and April, as the market selloff intensified, the team reduced index put option coverage to monetize higher volatility. As the market recovered, the team gradually restored index put option coverage in May. Adjustments in 2025 aimed to enhance cash flow and maintain typical market exposure and risk levels.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
05/2017	$10,000	$10,000	$10,000
05/2017	$10,066	$10,123	$10,099
06/2017	$10,120	$10,186	$10,089
07/2017	$10,218	$10,396	$10,132
08/2017	$10,274	$10,428	$10,223
09/2017	$10,380	$10,643	$10,174
10/2017	$10,453	$10,891	$10,180
11/2017	$10,548	$11,225	$10,167
12/2017	$10,593	$11,350	$10,214
01/2018	$10,685	$12,000	$10,096
02/2018	$10,498	$11,557	$10,001
03/2018	$10,326	$11,264	$10,065
04/2018	$10,402	$11,307	$9,990
05/2018	$10,565	$11,579	$10,061
06/2018	$10,587	$11,651	$10,049
07/2018	$10,807	$12,084	$10,051
08/2018	$10,928	$12,478	$10,116
09/2018	$10,974	$12,549	$10,051
10/2018	$10,539	$11,691	$9,971
11/2018	$10,625	$11,929	$10,031
12/2018	$10,156	$10,852	$10,215
01/2019	$10,448	$11,722	$10,324
02/2019	$10,580	$12,098	$10,318
03/2019	$10,666	$12,333	$10,516
04/2019	$10,775	$12,833	$10,518
05/2019	$10,434	$12,017	$10,705
06/2019	$10,762	$12,864	$10,840
07/2019	$10,839	$13,049	$10,863
08/2019	$10,781	$12,842	$11,145
09/2019	$10,896	$13,083	$11,085
10/2019	$11,051	$13,366	$11,119
11/2019	$11,191	$13,851	$11,113
12/2019	$11,291	$14,269	$11,105
01/2020	$11,265	$14,264	$11,319
02/2020	$10,740	$13,090	$11,523
03/2020	$10,162	$11,473	$11,455
04/2020	$10,643	$12,944	$11,659
05/2020	$10,885	$13,560	$11,713
06/2020	$11,013	$13,830	$11,787
07/2020	$11,289	$14,609	$11,963
08/2020	$11,587	$15,660	$11,866
09/2020	$11,376	$15,065	$11,860
10/2020	$11,244	$14,664	$11,807
11/2020	$11,885	$16,269	$11,923
12/2020	$12,109	$16,895	$11,939
01/2021	$12,040	$16,724	$11,854
02/2021	$12,221	$17,185	$11,682
03/2021	$12,502	$17,938	$11,536
04/2021	$12,726	$18,895	$11,628
05/2021	$12,829	$19,027	$11,666
06/2021	$13,004	$19,471	$11,748
07/2021	$13,100	$19,934	$11,879
08/2021	$13,259	$20,540	$11,856
09/2021	$12,947	$19,585	$11,754
10/2021	$13,364	$20,957	$11,750
11/2021	$13,282	$20,812	$11,785
12/2021	$13,510	$21,744	$11,755
01/2022	$13,208	$20,619	$11,502
02/2022	$12,932	$20,002	$11,373
03/2022	$13,081	$20,744	$11,057
04/2022	$12,458	$18,935	$10,638
05/2022	$12,395	$18,970	$10,706
06/2022	$11,830	$17,404	$10,538
07/2022	$12,334	$19,009	$10,796
08/2022	$12,044	$18,234	$10,491
09/2022	$11,375	$16,555	$10,038
10/2022	$11,877	$17,895	$9,908
11/2022	$12,271	$18,895	$10,272
12/2022	$11,916	$17,806	$10,226
01/2023	$12,291	$18,925	$10,540
02/2023	$12,194	$18,463	$10,268
03/2023	$12,532	$19,141	$10,529
04/2023	$12,727	$19,440	$10,592
05/2023	$12,905	$19,524	$10,477
06/2023	$13,263	$20,815	$10,440
07/2023	$13,424	$21,483	$10,432
08/2023	$13,397	$21,141	$10,366
09/2023	$13,068	$20,133	$10,102
10/2023	$12,933	$19,710	$9,943
11/2023	$13,446	$21,510	$10,393
12/2023	$13,674	$22,487	$10,791
01/2024	$13,823	$22,865	$10,761
02/2024	$14,185	$24,086	$10,609
03/2024	$14,405	$24,861	$10,707
04/2024	$14,076	$23,845	$10,437
05/2024	$14,527	$25,028	$10,614
06/2024	$14,846	$25,926	$10,714
07/2024	$14,914	$26,241	$10,965
08/2024	$15,288	$26,878	$11,122
09/2024	$15,456	$27,452	$11,271
10/2024	$15,449	$27,203	$10,992
11/2024	$16,042	$28,800	$11,108
12/2024	$15,780	$28,113	$10,926
01/2025	$16,053	$28,896	$10,984
02/2025	$15,947	$28,519	$11,226
03/2025	$15,400	$26,912	$11,230
04/2025	$15,417	$26,730	$11,274
05/2025	$15,906	$28,412	$11,193
06/2025	$16,280	$29,857	$11,365
07/2025	$16,512	$30,527	$11,335
08/2025	$16,759	$31,146	$11,471
09/2025	$17,072	$32,283	$11,596
10/2025	$17,374	$33,039	$11,668
11/2025	$17,453	$33,120	$11,741
12/2025	$17,499	$33,140	$11,724

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	10.89%	7.64%	6.67%
S&P 500® Index	17.88%	14.42%	14.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.84%

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 7,143,494,060
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 38,433,569
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,143,494,060
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	217
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$38,433,569

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.8%
Pharmaceuticals	3.4%
Financial Services	4.2%
Broadline Retail	4.3%
Banks	4.3%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	8.6%
Software	9.8%
Semiconductors & Semiconductor Equipment	14.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	8.0%
Apple, Inc.	7.3%
Microsoft Corp.	6.7%
Alphabet, Inc., Class C	4.7%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	2.9%
Meta Platforms, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000052971
Shareholder Report [Line Items]
Fund Name	Gateway Fund
Class Name	Class Y
Trading Symbol	GTEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gateway Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$74	0.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Gateway Fund invests in a diversified portfolio of US equities to track the S&P 500® Index. It sells index call options against the full underlying equity portfolio then uses some of the cash flow to buy protective index put options. The net premium-to-earn significantly influences the Fund’s market participation. Over time, the Fund seeks to capture a majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Top Contributors to Performance

•The Fund's equity portfolio positively contributed to return during 2025.

•Active index option management enhanced cash flow by taking advantage of normalized interest rates and volatility. Premiums supported equity market participation and offered loss mitigation.

•The risk of the Fund, as measured by its standard deviation of daily returns, was well below that of the S&P 500® Index during 2025.

Top Detractors from Performance

•Written index call option and purchased index put option positions detracted from return in 2025, as expected during periods of above-average market advance.

Investment Activity

The investment team actively managed the index option portfolios, focusing on the weighted-average strike price and time to expiration. In March and April, as the market selloff intensified, the team reduced index put option coverage to monetize higher volatility. As the market recovered, the team gradually restored index put option coverage in May. Adjustments in 2025 aimed to enhance cash flow and maintain typical market exposure and risk levels.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,694	$9,504	$10,138
02/2016	$9,748	$9,491	$10,210
03/2016	$9,943	$10,135	$10,303
04/2016	$9,980	$10,174	$10,343
05/2016	$10,098	$10,357	$10,345
06/2016	$10,140	$10,384	$10,531
07/2016	$10,239	$10,766	$10,598
08/2016	$10,306	$10,782	$10,586
09/2016	$10,342	$10,784	$10,580
10/2016	$10,318	$10,587	$10,499
11/2016	$10,482	$10,979	$10,250
12/2016	$10,548	$11,196	$10,265
01/2017	$10,658	$11,408	$10,285
02/2017	$10,801	$11,861	$10,354
03/2017	$10,847	$11,875	$10,349
04/2017	$10,947	$11,997	$10,428
05/2017	$11,019	$12,166	$10,509
06/2017	$11,081	$12,242	$10,498
07/2017	$11,184	$12,494	$10,543
08/2017	$11,246	$12,532	$10,638
09/2017	$11,364	$12,790	$10,587
10/2017	$11,440	$13,089	$10,593
11/2017	$11,544	$13,490	$10,580
12/2017	$11,596	$13,640	$10,628
01/2018	$11,693	$14,421	$10,506
02/2018	$11,489	$13,890	$10,406
03/2018	$11,302	$13,537	$10,473
04/2018	$11,382	$13,589	$10,395
05/2018	$11,560	$13,916	$10,469
06/2018	$11,583	$14,002	$10,456
07/2018	$11,824	$14,523	$10,459
08/2018	$11,956	$14,996	$10,526
09/2018	$12,008	$15,081	$10,458
10/2018	$11,529	$14,050	$10,376
11/2018	$11,627	$14,337	$10,438
12/2018	$11,112	$13,042	$10,630
01/2019	$11,431	$14,087	$10,742
02/2019	$11,572	$14,540	$10,736
03/2019	$11,668	$14,822	$10,942
04/2019	$11,788	$15,422	$10,945
05/2019	$11,411	$14,442	$11,139
06/2019	$11,772	$15,460	$11,279
07/2019	$11,857	$15,682	$11,304
08/2019	$11,789	$15,434	$11,597
09/2019	$11,916	$15,723	$11,535
10/2019	$12,087	$16,063	$11,570
11/2019	$12,236	$16,646	$11,564
12/2019	$12,347	$17,149	$11,556
01/2020	$12,318	$17,142	$11,778
02/2020	$11,741	$15,731	$11,990
03/2020	$11,111	$13,788	$11,920
04/2020	$11,637	$15,555	$12,132
05/2020	$11,901	$16,296	$12,188
06/2020	$12,041	$16,620	$12,265
07/2020	$12,338	$17,558	$12,448
08/2020	$12,665	$18,820	$12,348
09/2020	$12,431	$18,105	$12,341
10/2020	$12,288	$17,623	$12,286
11/2020	$12,989	$19,552	$12,406
12/2020	$13,235	$20,304	$12,424
01/2021	$13,156	$20,099	$12,334
02/2021	$13,358	$20,653	$12,156
03/2021	$13,663	$21,558	$12,005
04/2021	$13,905	$22,708	$12,099
05/2021	$14,017	$22,867	$12,139
06/2021	$14,206	$23,401	$12,224
07/2021	$14,311	$23,956	$12,361
08/2021	$14,485	$24,685	$12,337
09/2021	$14,145	$23,537	$12,231
10/2021	$14,598	$25,186	$12,227
11/2021	$14,508	$25,011	$12,263
12/2021	$14,756	$26,132	$12,232
01/2022	$14,429	$24,780	$11,968
02/2022	$14,124	$24,038	$11,835
03/2022	$14,285	$24,931	$11,506
04/2022	$13,609	$22,757	$11,069
05/2022	$13,536	$22,798	$11,141
06/2022	$12,917	$20,916	$10,966
07/2022	$13,468	$22,845	$11,234
08/2022	$13,151	$21,913	$10,917
09/2022	$12,418	$19,895	$10,445
10/2022	$12,966	$21,506	$10,310
11/2022	$13,397	$22,708	$10,689
12/2022	$13,007	$21,399	$10,641
01/2023	$13,421	$22,744	$10,968
02/2023	$13,311	$22,189	$10,684
03/2023	$13,679	$23,004	$10,956
04/2023	$13,891	$23,363	$11,022
05/2023	$14,086	$23,464	$10,902
06/2023	$14,474	$25,015	$10,863
07/2023	$14,651	$25,818	$10,856
08/2023	$14,621	$25,407	$10,786
09/2023	$14,260	$24,196	$10,512
10/2023	$14,113	$23,687	$10,346
11/2023	$14,673	$25,850	$10,815
12/2023	$14,919	$27,025	$11,229
01/2024	$15,082	$27,479	$11,198
02/2024	$15,477	$28,946	$11,040
03/2024	$15,715	$29,878	$11,142
04/2024	$15,356	$28,657	$10,860
05/2024	$15,849	$30,078	$11,044
06/2024	$16,194	$31,157	$11,149
07/2024	$16,269	$31,537	$11,409
08/2024	$16,673	$32,302	$11,573
09/2024	$16,858	$32,992	$11,728
10/2024	$16,851	$32,692	$11,437
11/2024	$17,497	$34,611	$11,558
12/2024	$17,213	$33,786	$11,369
01/2025	$17,507	$34,727	$11,430
02/2025	$17,388	$34,274	$11,681
03/2025	$16,793	$32,343	$11,685
04/2025	$16,812	$32,124	$11,731
05/2025	$17,345	$34,146	$11,647
06/2025	$17,754	$35,882	$11,826
07/2025	$18,004	$36,687	$11,795
08/2025	$18,273	$37,431	$11,936
09/2025	$18,612	$38,797	$12,067
10/2025	$18,941	$39,706	$12,142
11/2025	$19,027	$39,803	$12,217
12/2025	$19,078	$39,827	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 2/15/05
Class Y	10.84%	7.59%	6.67%	7.41%
S&P 500® Index	17.88%	14.42%	14.82%	-%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Performance Inception Date	Feb. 15, 2005
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 7,143,494,060
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 38,433,569
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,143,494,060
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	217
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$38,433,569

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.8%
Pharmaceuticals	3.4%
Financial Services	4.2%
Broadline Retail	4.3%
Banks	4.3%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	8.6%
Software	9.8%
Semiconductors & Semiconductor Equipment	14.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	8.0%
Apple, Inc.	7.3%
Microsoft Corp.	6.7%
Alphabet, Inc., Class C	4.7%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	2.9%
Meta Platforms, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.